DEPOSITS	12 Months Ended
Dec. 31, 2012
DEPOSITS
DEPOSITS

8.         DEPOSITS

A summary of deposit balances is as follows:

	At December 31,
	2012	2011
	(In thousands)

Demand	$19,462	$15,971
On us accounts	1,315	1,318
NOW	29,307	17,122
Money market deposits	48,720	59,846
Regular and other savings	11,856	11,390
Total non-certificate accounts	110,660	105,647

Term certificates less than $100,000	20,437	23,524
Term certificates of $100,000 or more	23,342	21,914
Total certificate accounts	43,779	45,438

Total deposits	$154,439	$151,085

A summary of certificate accounts by maturity is as follows:

	At December 31,
	2012		2011
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$24,946	0.85%	$27,571	1.27%
Greater than one year to two years	8,477	1.45	9,742	1.36
Greater than two years to three years	4,008	1.58	4,308	1.97
Greater than three years to four years	3,087	2.19	787	1.99
Greater than four years to five years	3,261	1.93	3,030	2.20

Total certificate accounts	$43,779	1.21%	$45,438	1.43%

There were $696,000 and $996,000 of brokered certificate accounts at December 31, 2012 and 2011, respectively.